UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-01494

GENERAL ELECTRIC RSP U.S. EQUITY FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 06/30/15

Item 1.	Schedule of Investments.

GE RSP U.S. Equity Fund

Schedule of Investments—June 30, 2015 (Unaudited)

Common Stock—98.1% †	Number of Shares	Fair Value
Aerospace & Defense—5.4%
General Dynamics Corp.	524,786	$74,356,928
Hexcel Corp.	937,915	46,651,892
Honeywell International Inc.	1,124,409	114,655,986
The Boeing Co.	209,914	29,119,270
United Technologies Corp.	197,010	21,854,319
		286,638,395
Agricultural Products—1.2%
Archer-Daniels-Midland Co.	1,290,750	62,239,965
Air Freight & Logistics—0.4%
United Parcel Service Inc., Class B	200,982	19,477,166
Airlines—0.8%
Delta Air Lines Inc.	982,579	40,364,345
Application Software—0.7%
Intuit Inc.	379,632	38,255,517
Asset Management & Custody Banks—4.6%
Ameriprise Financial Inc.	618,577	77,278,824
Invesco Ltd.	2,175,069	81,543,337
State Street Corp.	1,112,099	85,631,623	(a)
		244,453,784
Auto Parts & Equipment—1.0%
BorgWarner Inc.	334,970	19,039,695
Delphi Automotive PLC	401,963	34,203,031
		53,242,726
Automobile Manufacturers—0.6%
Ford Motor Co.	2,233,131	33,519,296
Automotive Retail—0.6%
Advance Auto Parts Inc.	200,982	32,014,423
Biotechnology—5.4%
Alexion Pharmaceuticals Inc.	250,111	45,212,565	(b)
Amgen Inc.	920,050	141,246,076
Gilead Sciences Inc.	868,688	101,705,991
		288,164,632
Broadcasting—0.7%
CBS Corp., Class B	290,307	16,112,038
Discovery Communications Inc., Class C	705,669	21,932,193	(b)
		38,044,231
Cable & Satellite—4.0%
Comcast Corp., Class A	1,574,357	94,681,830
Comcast Corp., Special Class A	893,252	53,541,525
Liberty Global PLC, Class C	1,272,884	64,446,117	(b)
		212,669,472
Casinos & Gaming—0.4%
Las Vegas Sands Corp.	370,700	19,487,699
Communications Equipment—4.3%
Cisco Systems Inc.	4,019,636	110,379,205
QUALCOMM Inc.	1,891,734	118,479,300
		228,858,505
Consumer Finance—0.6%
Discover Financial Services	580,614	33,454,979
Data Processing & Outsourced Services—1.2%
Visa Inc., Class A	982,578	65,980,113

Diversified Banks—6.3%
Bank of America Corp.	2,010,422	34,217,382
Citigroup Inc.	1,295,217	71,547,787
JPMorgan Chase & Co.	2,487,782	168,572,108
Wells Fargo & Co.	1,071,903	60,283,825
		334,621,102
Drug Retail—1.9%
CVS Health Corp.	982,578	103,052,781
Electric Utilities—0.5%
NextEra Energy Inc.	252,344	24,737,282
Electrical Components & Equipment—0.5%
Rockwell Automation Inc.	216,614	26,998,769
Fertilizers & Agricultural Chemicals—0.9%
Monsanto Co.	468,957	49,986,127
General Merchandise Stores—2.8%
Dollar General Corp.	915,583	71,177,422
Target Corp.	937,914	76,561,920
		147,739,342
Healthcare Distributors—0.7%
Cardinal Health Inc.	424,295	35,492,277
Healthcare Equipment—4.3%
Abbott Laboratories	1,004,909	49,320,934
Boston Scientific Corp.	4,108,960	72,728,592	(b)
Medtronic PLC	1,219,290	90,349,389
Stryker Corp.	192,049	18,354,123
		230,753,038
Healthcare Supplies—0.7%
The Cooper Companies Inc.	205,448	36,563,581
Home Improvement Retail—1.7%
Lowe’s Companies Inc.	1,373,376	91,974,991
Independent Power Producers & Energy Traders—0.5%
Calpine Corp.	754,110	13,566,439	(b)
NRG Energy Inc.	606,063	13,866,721
		27,433,160
Industrial Machinery—1.1%
Dover Corp.	142,879	10,027,248
Ingersoll-Rand PLC	725,768	48,931,279
		58,958,527
Integrated Oil & Gas—3.2%
Cenovus Energy Inc.	1,875,830	30,032,038
Exxon Mobil Corp.	1,094,233	91,040,186
Occidental Petroleum Corp.	638,674	49,669,677
		170,741,901
Integrated Telecommunication Services—0.5%
Verizon Communications Inc.	625,277	29,144,161
Internet Retail—1.1%
Amazon.com Inc.	129,522	56,224,205	(b)
Internet Software & Services—5.0%
Baidu Inc. ADR	281,375	56,016,135	(b)
eBay Inc.	915,585	55,154,840	(b)
Facebook Inc., Class A	334,970	28,728,702	(b)
Google Inc., Class A	91,559	49,445,522	(b)
Google Inc., Class C	111,656	58,118,065	(b)
LinkedIn Corp., Class A	98,258	20,303,051	(b)
		267,766,315
Investment Banking & Brokerage—0.9%
The Charles Schwab Corp.	1,473,866	48,121,725
Life & Health Insurance—0.5%
Lincoln National Corp.	446,627	26,449,251

Life Sciences Tools & Services—0.2%
PerkinElmer Inc.	245,645	12,930,753
Movies & Entertainment—2.4%
The Walt Disney Co.	410,896	46,899,669
Time Warner Inc.	926,749	81,007,130
		127,906,799
Multi-Line Insurance—3.2%
American International Group Inc.	1,585,523	98,017,032
The Hartford Financial Services Group Inc.	1,719,511	71,480,072
		169,497,104
Oil & Gas Equipment & Services—2.1%
FMC Technologies Inc.	401,964	16,677,487	(b)
Schlumberger Ltd.	1,116,565	96,236,737
		112,914,224
Oil & Gas Exploration & Production—1.5%
Hess Corp.	937,915	62,727,755
Marathon Oil Corp.	647,608	17,187,516
		79,915,271
Packaged Foods & Meats—1.2%
Mondelez International Inc., Class A	1,585,523	65,228,416
Paper Packaging—0.1%
Packaging Corporation of America	89,325	5,581,919
Personal Products—0.4%
Edgewell Personal Care Co.	145,229	19,104,875
Pharmaceuticals—7.0%
Allergan PLC	573,915	174,160,246	(b)
Johnson & Johnson	223,313	21,764,085
Merck & Company Inc.	1,603,389	91,280,936
Pfizer Inc.	2,612,761	87,605,876
		374,811,143
Railroads—0.3%
CSX Corp.	558,283	18,227,940
Research & Consulting Services—1.4%
Nielsen N.V.	1,607,854	71,983,624
Semiconductor Equipment—1.0%
Applied Materials Inc.	2,836,080	54,509,458
Soft Drinks—1.8%
PepsiCo Inc.	1,047,338	97,758,529
Specialized Finance—2.1%
CME Group Inc.	665,473	61,928,917
McGraw Hill Financial Inc.	491,289	49,349,980
		111,278,897
Specialized REITs—0.5%
American Tower Corp.	286,511	26,728,611
Specialty Stores—0.5%
Dick’s Sporting Goods Inc.	491,288	25,433,980
Systems Software—0.9%
Microsoft Corp.	223,313	9,859,269
Oracle Corp.	893,252	35,998,055
		45,857,324
Technology Hardware, Storage & Peripherals—5.0%
Apple Inc.	1,201,424	150,688,605
EMC Corp.	848,584	22,394,132
Hewlett-Packard Co.	1,607,850	48,251,579
Western Digital Corp.	609,646	47,808,439
		269,142,755
Trading Companies & Distributors—0.6%
United Rentals Inc.	357,301	31,306,714	(b)
Wireless Telecommunication Services—0.9%
SBA Communications Corp., Class A	439,890	50,574,153	(b)
Total Common Stock (Cost $4,166,336,534)		5,234,316,272

		Principal Amount	Fair Value
Short-Term Investments—1.7%
Time Deposit—1.7%
State Street Corp.
0.01%	07/01/15	$90,251,705	$90,251,705	(a)
(Cost $90,251,705)

Total Investments (Cost $4,256,588,239)			5,324,567,977

Other Assets and Liabilities, net—0.2%			9,718,914

NET ASSETS—100.0%			$5,334,286,891

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(b)	Non-income producing security.

†	Percentages are based on net assets as of June 30, 2015.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies a Fund uses to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are typically classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2015:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$5,234,316,272	$—	$—	$5,234,316,272
Short-Term Investments	—	90,251,705	—	90,251,705

Total Investments in Securities	$5,234,316,272	$90,251,705	$—	$5,324,567,977

†	See Schedule of Investments for Industry Classification.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At June 30, 2015, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$4,271,055,026	$1,139,921,040	$(86,408,089)	$1,053,512,951

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric RSP U.S. Equity Fund

General Electric RSP Income Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Chairman of the Board and President, GE RSP Funds

Date: August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Chairman of the Board and President, GE RSP Funds

Date: August 24, 2015

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, GE RSP Funds

Date: August 24, 2015